Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Advances to suppliers	¥ 43,175		¥ 23,549
Expected return assets	11,212		687
Other receivables	7,725		15,361
Lease hold improvement	6,825		206
Prepayment for equipment	4,345		3,430
Other current assets	202		7,293
Total	73,484		50,526
Less: non-current portion	(11,170)	$ (1,604)	(3,636)
Prepaid expenses and other current assets	¥ 62,314	$ 8,951	¥ 46,890